Commitments: Contractual Obligation, Fiscal Year Maturity Schedule (Details) (USD $)	Dec. 31, 2012
Contractual Obligations Current	$ 8,300,000
Contractual Obligations Due In Two Years	4,100,000
Contractual Obligations Due In Three Years	6,000,000
Contractual Obligations Total	18,400,000
ATP 582
Contractual Obligations Current	1,000,000
Contractual Obligations Due In Two Years	4,100,000
Contractual Obligations Total	11,100,000
PL 18
Contractual Obligations Current	7,300,000
Contractual Obligations Total	$ 7,300,000